Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient International Real Estate Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”) and

Salient International Real Estate Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAME, BENCHMARK STRATEGIES, AND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient International Real Estate Fund (the “Fund”), effective on or about August 14, 2018: (i) a change to the Fund’s name; (ii) a change to the Fund’s benchmark; (iii) changes to the principal investment strategies of the Fund; and (iv) the introduction of expense limits for the Fund. Accordingly, effective on or about August 14, 2018, the following changes shall be reflected in the Fund’s registration statement:

Change to Fund Name

Effective August 14, 2018, the name of the Fund is changed to correspond with the following table:

Current Fund Name	Fund Name Effective August 14, 2018
Salient International Real Estate Fund	Salient Global Real Estate Fund

All references to the Fund by its name in the Prospectus are hereby replaced with “Salient Global Real Estate Fund.”

Change to Fund Benchmark

Effective August 14, 2018, the FTSE EPRA/NAREIT Developed Index will replace the FTSE EPRA/NAREIT Developed ex-US Index as the Fund’s benchmark index because the new index more closely aligns to the Fund’s investment strategies as updated by this supplement. Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

Average Annual Total Returns For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Salient International Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes	14.35%	1.48%	0.98%	2.33%
Return After Taxes on Distributions	11.43%	–0.76%	–1.56%	–0.01%
Return After Taxes on Distributions and Sale of Fund Shares	8.33%	0.17%	–0.33%	0.86%
Salient International Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	19.73%	2.13%	0.93%	2.18%
FTSE EPRA/NAREIT Developed ex-US Index	20.82%	5.48%	2.12%	3.82%
FTSE EPRA/NAREIT Developed Index	10.36%	6.32%	3.28%	4.11%
Salient International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	21.88%	3.11%	1.92%	3.18%
Return After Taxes on Distributions	18.60%	0.65%	–0.77%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares	12.60%	1.31%	0.31%	1.46%
FTSE EPRA/NAREIT Developed ex-US Index	20.82%	5.48%	2.12%	3.82%
FTSE EPRA/NAREIT Developed Index	10.36%	6.32%	3.28%	4.11%
Salient International Real Estate Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	21.44%	2.78%	N/A	4.87%
FTSE EPRA/NAREIT Developed ex-US Index	20.82%	5.48%	N/A	5.67%
FTSE EPRA/NAREIT Developed Index	10.36%	6.32%	N/A	6.24%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A and Institutional Class shares. After-tax returns for other classes will vary.

Corresponding changes will also be made to the section of the Prospectus describing the benchmarks used by the Forward Funds.

Changes to Principal Investment Strategies

Effective August 14, 2018, the Fund will operate as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

Additionally, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80%, and usually substantially all, of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. The Fund may invest in equity securities, debt securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in securities of companies having any capitalization and investment grade debt securities. The Fund may also leverage its portfolio by borrowing money to purchase securities.

Under normal market conditions, the Fund will invest significantly (at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Introduction of Expense Limits

Effective August 14, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into a management fee waiver and expense limitation agreement with the Fund which will reduce the management fee of the Fund to 0.75% on all assets and limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), Institutional Class (1.15%) and Class I2 (1.10%) shares, effective until April 30, 2019. Accordingly, the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

1.     The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class	Class I2
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A	N/A
Other Expenses(1)(2)	1.14%	1.04%	0.99%
Total Annual Fund Operating Expenses	2.39%	2.04%	1.99%
Fee Waiver and Expense Reimbursement(3)	–0.89%	–0.89%	–0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.15%	1.10%

(1)	Other Expenses for Class I2 shares are based on estimated amounts for the current fiscal year.

(2)	Other Expenses for Investor Class and Institutional Class shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(3)	The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2019 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2019 to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class I2 shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50%, 1.15% and 1.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class, Institutional Class or Class I2 shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class	Class I2
1 Year	$153	$117	$112
3 Years	$660	$553	$538
5 Years	$1,194	$1,016	$990
10 Years	$2,655	$2,295	$2,242

2.    The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	1.19%	1.24%
Total Annual Fund Operating Expenses	2.44%	2.99%
Fee Waiver and Expense Reimbursement(2)	–0.89%	–0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.10%

(1)	Other Expenses for Class A shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)
The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2019 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2019 to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$724	$313
3 Years	$1,211	$841
5 Years	$1,724	$1,493
10 Years	$3,124	$3,241

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$724	$213
3 Years	$1,211	$841
5 Years	$1,724	$1,493
10 Years	$3,124	$3,241

No Load | Salient International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient International Real Estate Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”) and

Salient International Real Estate Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAME, BENCHMARK STRATEGIES, AND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient International Real Estate Fund (the “Fund”), effective on or about August 14, 2018: (i) a change to the Fund’s name; (ii) a change to the Fund’s benchmark; (iii) changes to the principal investment strategies of the Fund; and (iv) the introduction of expense limits for the Fund. Accordingly, effective on or about August 14, 2018, the following changes shall be reflected in the Fund’s registration statement:

Change to Fund Name

Effective August 14, 2018, the name of the Fund is changed to correspond with the following table:

Current Fund Name	Fund Name Effective August 14, 2018
Salient International Real Estate Fund	Salient Global Real Estate Fund

All references to the Fund by its name in the Prospectus are hereby replaced with “Salient Global Real Estate Fund.”

Change to Fund Benchmark

Effective August 14, 2018, the FTSE EPRA/NAREIT Developed Index will replace the FTSE EPRA/NAREIT Developed ex-US Index as the Fund’s benchmark index because the new index more closely aligns to the Fund’s investment strategies as updated by this supplement. Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

Average Annual Total Returns For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Salient International Real Estate Fund – Institutional Class (Inception: 4/28/06)
Return Before Taxes	21.88%	3.11%	1.92%	3.18%
Return After Taxes on Distributions	18.60%	0.65%	–0.77%	0.71%
Return After Taxes on Distributions and Sale of Fund Shares	12.60%	1.31%	0.31%	1.46%
FTSE EPRA/NAREIT Developed ex-US Index	20.82%	5.48%	2.12%	3.82%
FTSE EPRA/NAREIT Developed Index	10.36%	6.32%	3.28%	4.11%
Salient International Real Estate Fund – Investor Class (Inception: 5/2/11)
Return Before Taxes	21.44%	2.78%	N/A	4.87%
FTSE EPRA/NAREIT Developed ex-US Index	20.82%	5.48%	N/A	5.67%
FTSE EPRA/NAREIT Developed Index	10.36%	6.32%	N/A	6.24%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A and Institutional Class shares. After-tax returns for other classes will vary.

Corresponding changes will also be made to the section of the Prospectus describing the benchmarks used by the Forward Funds.

Changes to Principal Investment Strategies

Effective August 14, 2018, the Fund will operate as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

Additionally, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80%, and usually substantially all, of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. The Fund may invest in equity securities, debt securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in securities of companies having any capitalization and investment grade debt securities. The Fund may also leverage its portfolio by borrowing money to purchase securities.

Under normal market conditions, the Fund will invest significantly (at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Introduction of Expense Limits

Effective August 14, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into a management fee waiver and expense limitation agreement with the Fund which will reduce the management fee of the Fund to 0.75% on all assets and limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), Institutional Class (1.15%) and Class I2 (1.10%) shares, effective until April 30, 2019. Accordingly, the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

1.     The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class	Class I2
Management Fee	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	N/A	N/A
Other Expenses(1)(2)	1.14%	1.04%	0.99%
Total Annual Fund Operating Expenses	2.39%	2.04%	1.99%
Fee Waiver and Expense Reimbursement(3)	–0.89%	–0.89%	–0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%	1.15%	1.10%

(1)	Other Expenses for Class I2 shares are based on estimated amounts for the current fiscal year.

(2)	Other Expenses for Investor Class and Institutional Class shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(3)	The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2019 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2019 to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class and Class I2 shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50%, 1.15% and 1.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class, Institutional Class or Class I2 shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class	Class I2
1 Year	$153	$117	$112
3 Years	$660	$553	$538
5 Years	$1,194	$1,016	$990
10 Years	$2,655	$2,295	$2,242

Load | Salient International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock

FORWARD FUNDS

Supplement dated June 13, 2018

to the

Salient International Real Estate Fund Investor Class, Institutional Class and

Class I2 Prospectus (“No-Load Prospectus”) and

Salient International Real Estate Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAME, BENCHMARK STRATEGIES, AND EXPENSES

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 8, 2018, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient International Real Estate Fund (the “Fund”), effective on or about August 14, 2018: (i) a change to the Fund’s name; (ii) a change to the Fund’s benchmark; (iii) changes to the principal investment strategies of the Fund; and (iv) the introduction of expense limits for the Fund. Accordingly, effective on or about August 14, 2018, the following changes shall be reflected in the Fund’s registration statement:

Change to Fund Name

Effective August 14, 2018, the name of the Fund is changed to correspond with the following table:

Current Fund Name	Fund Name Effective August 14, 2018
Salient International Real Estate Fund	Salient Global Real Estate Fund

All references to the Fund by its name in the Prospectus are hereby replaced with “Salient Global Real Estate Fund.”

Change to Fund Benchmark

Effective August 14, 2018, the FTSE EPRA/NAREIT Developed Index will replace the FTSE EPRA/NAREIT Developed ex-US Index as the Fund’s benchmark index because the new index more closely aligns to the Fund’s investment strategies as updated by this supplement. Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

Average Annual Total Returns For the period ended December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Salient International Real Estate Fund – Class A (Inception: 4/28/06)
Return Before Taxes	14.35%	1.48%	0.98%	2.33%
Return After Taxes on Distributions	11.43%	–0.76%	–1.56%	–0.01%
Return After Taxes on Distributions and Sale of Fund Shares	8.33%	0.17%	–0.33%	0.86%
Salient International Real Estate Fund – Class C (Inception: 4/28/06)
Return Before Taxes	19.73%	2.13%	0.93%	2.18%
FTSE EPRA/NAREIT Developed ex-US Index	20.82%	5.48%	2.12%	3.82%
FTSE EPRA/NAREIT Developed Index	10.36%	6.32%	3.28%	4.11%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A and Institutional Class shares. After-tax returns for other classes will vary.

Corresponding changes will also be made to the section of the Prospectus describing the benchmarks used by the Forward Funds.

Changes to Principal Investment Strategies

Effective August 14, 2018, the Fund will operate as a diversified fund, and all references to the fund being non-diversified are hereby removed from the Prospectus.

Additionally, the Fund’s Principal Investment Strategies section is replaced in its entirety as follows:

Under normal conditions, the Fund invests at least 80%, and usually substantially all, of its net assets plus borrowings for investment purposes, if any, in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities in at least three different countries. The Fund may invest in equity securities, debt securities, limited partnership interests, exchange-traded funds (“ETFs”), American Depositary Receipts and European Depositary Receipts, and its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund’s direct investments, and may include rights, warrants, futures, and options. The Fund may invest in securities of companies having any capitalization and investment grade debt securities. The Fund may also leverage its portfolio by borrowing money to purchase securities.

Under normal market conditions, the Fund will invest significantly (at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the United States (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies.

Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”) allocates the Fund’s assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the Fund’s investment objective. In analyzing specific companies for possible investment, the Advisor utilizes fundamental real estate analysis and quantitative analysis to select investments for the Fund, including analyzing a company’s management and strategic focus, evaluating the location, physical attributes and cash flow generating capacity of a company’s properties and calculating relative return potential among other things.

The Fund may write (sell) call options and purchase put options on individual stocks or broad-based stock indices, including ETFs that replicate such indices. The Fund may also enter into put option spreads, which consist of paired purchased and written options with different strike prices on the same stock or index. The Fund generally intends to use option strategies to seek to generate premium income, acquire a security at a specified price, or reduce the Fund’s exposure to market risk and volatility.

Introduction of Expense Limits

Effective August 14, 2018, Forward Management d/b/a Salient (“Salient Management”) has agreed to enter into a management fee waiver and expense limitation agreement with the Fund which will reduce the management fee of the Fund to 0.75% on all assets and limit the net annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of the Fund’s Class A (1.55%), Class C (2.10%), Investor Class (1.50%), Institutional Class (1.15%) and Class I2 (1.10%) shares, effective until April 30, 2019. Accordingly, the following information shall be incorporated into the Fund’s “Fund Summary” sections of the registration statement:

2.    The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	1.19%	1.24%
Total Annual Fund Operating Expenses	2.44%	2.99%
Fee Waiver and Expense Reimbursement(2)	–0.89%	–0.89%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.55%	2.10%

(1)	Other Expenses for Class A shares include shareholder services fees that may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.

(2)
The Fund’s investment advisor is contractually obligated to waive 0.25% of the Fund’s management fee so that until April 30, 2019 the Fund’s management fee will be 0.75%. Additionally, the Fund’s investment advisor is contractually obligated until April 30, 2019 to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.55% and 2.10%, respectively. Each of the management fee waiver and the expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances and may only be modified or terminated by a majority vote of the Independent Trustees. Under the expense limitation agreement, the Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through a further reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year.

Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$724	$313
3 Years	$1,211	$841
5 Years	$1,724	$1,493
10 Years	$3,124	$3,241

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$724	$213
3 Years	$1,211	$841
5 Years	$1,724	$1,493
10 Years	$3,124	$3,241